United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  7/31/10

Date of Reporting Period:  Quarter ended 10/31/09

Item 1.                      Schedule of Investments
Federated Government Ultrashort Duration Fund

Portfolio of Investments

October 31, 2009 (unaudited)

Principal Amount		Value
	Adjustable Rate Mortgages – 16.2%
	Federal Home Loan Mortgage Corp. ARM – 5.6%
$473,073	3.086%, 5/1/2033	483,849
109,742	3.209%, 7/1/2033	113,043
1,155,527	3.407%, 1/1/2027	1,183,127
1,427,553	3.469%, 7/1/2030	1,454,035
1,483,573	3.599%, 3/1/2033	1,519,506
1,426,073	3.697%, 9/1/2025	1,468,498
5,610,131	3.732%, 7/1/2036	5,812,017
5,733,221	3.771%, 2/1/2036	5,956,914
4,947,839	3.777%, 9/1/2036	5,107,176
3,883,098	3.825%, 8/1/2036	4,025,492
10,960,207	3.869%, 4/1/2034	11,291,989
11,619,702	4.503%, 2/1/2034	12,111,104
3,659,710	4.749%, 4/1/2038	3,865,662
711,424	5.574%, 5/1/2037	739,586
493,303	5.764%, 4/1/2037	522,288
	TOTAL	55,654,286
	Federal National Mortgage Association ARM – 10.6%
913,662	1.380%, 9/1/2027	919,792
221,435	2.158%, 5/1/2040	222,817
1,269,190	2.158%, 5/1/2040	1,277,133
630,452	2.158%, 8/1/2040	635,366
16,714,701	2.411%, 10/1/2034	17,062,927
10,160,516	2.502%, 9/1/2034	10,382,376
291,171	3.069%, 6/1/2028	298,587
6,491,890	3.136%, 8/1/2034	6,675,517
124,430	3.177%, 8/1/2032	127,868
13,260,359	3.252%, 1/1/2035	13,574,344
3,592,873	3.393%, 4/1/2024	3,676,295
3,041,403	3.433%, 4/1/2033	3,159,383
5,489,101	3.449%, 6/1/2036	5,649,254
411,583	3.485%, 7/1/2033	421,556
7,457,040	3.610%, 1/1/2035	7,685,859
7,740,351	3.740%, 6/1/2036	7,991,192
777,469	4.021%, 5/1/2036	808,685
143,803	4.052%, 2/1/2033	148,038
10,940,843	4.157%, 5/1/2035	11,339,347
193,331	4.483%, 12/1/2032	199,319
1,171,207	4.620%, 3/1/2033	1,208,602
8,300,805	4.683%, 7/1/2034	8,730,168
1,986,842	5.575%, 2/1/2037	2,060,619
	TOTAL	104,255,044
	TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $156,373,182)	159,909,330

	Collateralized Mortgage Obligations – 30.1%
	Federal Home Loan Mortgage Corp. REMIC – 13.2%
$6,691,418	Series 3391 FA, 0.395%, 4/15/2018	6,668,720
7,419,437	Series 3028 FM, 0.495%, 9/15/2035	7,356,459
8,170,371	Series 3085 VF, 0.565%, 12/15/2035	8,069,709
538,665	Series 2539 FK, 0.595%, 10/15/2016	539,799
3,062,572	Series 2551 CF, 0.595%, 12/15/2016	3,069,975
4,131,699	Series 2571 FB, 0.595%, 2/15/2018	4,143,235
7,269,087	Series 2758 FH, 0.595%, 3/15/2019	7,263,135
1,594,771	Series 2534 FJ, 0.595%, 4/15/2022	1,598,847
2,188,269	Series 2534 EF, 0.595%, 5/15/2022	2,192,493
3,045,875	Series 2796 FD, 0.595%, 7/15/2026	3,023,105
1,168,077	Series 2488 WF, 0.645%, 8/15/2017	1,172,651
1,412,963	Series 2564 EF, 0.645%, 2/15/2022	1,416,675
1,357,181	Series 2610 DF, 0.645%, 3/15/2033	1,356,335
7,669,178	Series 2812 LF, 0.645%, 6/15/2034	7,582,547
6,469,208	Series 2701 FH, 0.665%, 12/15/2026	6,477,981
218,999	Series 2395 FT, 0.695%, 12/15/2031	217,731
1,138,481	Series 2111 MA, 0.745%, 1/15/2029	1,136,207
1,163,231	Series 2111 MB, 0.745%, 1/15/2029	1,160,907
1,187,980	Series 2111 MC, 0.745%, 1/15/2029	1,185,607
499,676	Series 2359 FA, 0.745%, 2/15/2029	500,839
30,611	Series 2444 FT, 0.775%, 9/15/2029	30,624
917,643	Series 2656 BF, 0.795%, 2/15/2025	920,243
92,089	Series 2452 FG, 0.795%, 3/15/2032	91,820
1,037,156	Series 2396 FL, 0.845%, 12/15/2031	1,041,533
1,392,473	Series 2389 FI, 0.995%, 6/15/2031	1,404,802
21,064,388	Series 3542 NF, 0.995%, 7/15/2036	20,943,988
3,332,428	Series 2418 FO, 1.145%, 2/15/2032	3,383,482
3,644,540	Series 2326 FJ, 1.195%, 6/15/2031	3,693,388
5,126,657	Series 2344 FP, 1.195%, 8/15/2031	5,207,254
5,844,289	Series 2412 OF, 1.195%, 12/15/2031	5,908,104
1,713,603	Series 2470 FX, 1.245%, 5/15/2031	1,736,283
1,314,591	Series 2481 FC, 1.245%, 5/15/2031	1,331,991
5,981,519	Series 2475 FL, 1.245%, 2/15/2032	6,060,274
3,987,679	Series 2476 FC, 1.245%, 2/15/2032	4,041,071
2,299,965	Series 2460 FE, 1.245%, 6/15/2032	2,329,489
2,310,294	Series 2470 GF, 1.245%, 6/15/2032	2,339,952
422,557	Series 1146 E, 1.300%, 9/15/2021	429,619
3,337,562	Series 1632 FB, 1.450%, 11/15/2023	3,408,099
139,948	Series 1611 JA, 1.625%, 8/15/2023	140,111
102,011	Series 2389 CD, 6.000%, 3/15/2016	102,134
	TOTAL	130,677,218
	Federal National Mortgage Association REMIC – 7.6%
816,976	Series 2005-65 FP, 0.494%, 8/25/2035	816,928
3,387,417	Series 2006-104 FC, 0.494%, 11/25/2036	3,347,309
1,185,192	Series 2001-61 FM, 0.495%, 10/18/2016	1,180,695
1,670,071	Series 2003-17 WF, 0.544%, 7/25/2017	1,673,449
1,809,998	Series 1999-42 FA, 0.544%, 10/25/2028	1,812,188

$6,890,181	Series 2004-91 HF, 0.544%, 11/25/2034	6,826,843
1,572,994	Series 2003-20 FH, 0.594%, 10/25/2016	1,576,175
1,293,256	Series 2003-15 FW, 0.594%, 12/25/2016	1,296,061
2,752,140	Series 2003-54 FV, 0.594%, 1/25/2026	2,759,050
300,645	Series 2003-118 FQ, 0.594%, 9/25/2033	300,940
1,210,724	Series 2003-26 QF, 0.644%, 10/25/2017	1,213,602
7,608,092	Series 2003-35 FY, 0.644%, 5/25/2018	7,633,904
2,522,112	Series 2003-52 NF, 0.644%, 6/25/2023	2,499,078
606,091	Series B03QRB4 FC, 0.644%, 2/25/2028	607,667
806,731	Series 2003-123 NF, 0.644%, 1/25/2030	807,656
860,740	Series 1998-22 FA, 0.645%, 4/18/2028	857,526
5,837,783	Series 2002-77 FH, 0.645%, 12/18/2032	5,824,699
1,532,313	Series 2002-82 FK, 0.694%, 10/25/2031	1,536,742
1,177,616	Series 2002-74 FV, 0.694%, 11/25/2032	1,174,699
5,539,017	Series 2004-51 FO, 0.694%, 7/25/2034	5,471,788
317,893	Series 2001-34 FL, 0.744%, 8/25/2031	317,665
409,701	Series 2001-68 FD, 0.744%, 12/25/2031	410,222
82,792	Series 2002-39 FB, 0.795%, 3/18/2032	82,542
129,258	Series 1993-220 FA, 0.881%, 11/25/2013	130,302
1,359,863	Series 2003-87 FP, 0.944%, 2/25/2032	1,363,622
2,361,246	Series 2002-37 F, 1.044%, 11/25/2031	2,377,506
4,374,211	Series 2002-17 JF, 1.244%, 4/25/2032	4,432,126
3,140,604	Series 2002-64 FJ, 1.244%, 4/25/2032	3,182,187
4,524,082	Series 2002-82 FC, 1.244%, 9/25/2032	4,581,792
3,846,638	Series 2002-34 FC, 1.245%, 12/18/2031	3,898,351
2,138,026	Series 2002-53 FG, 1.344%, 7/25/2032	2,176,393
1,863,246	Series 1993-165 FE, 1.431%, 9/25/2023	1,905,526
986,205	Series 1993-62 FA, 2.612%, 4/25/2023	994,267
	TOTAL	75,069,500
	Government National Mortgage Association REMIC – 0.2%
602,056	Series 2001-22 FG, 0.595%, 5/16/2031	600,873
595,800	Series 2001-21 FB, 0.645%, 1/16/2027	596,500
970,081	Series 1999-43 FA, 0.695%, 11/16/2029	972,413
	TOTAL	2,169,786
	Fannie Mae – 9.1%
29,001,180	Fannie Mae BA 4035 BA 4035 FB, 0.744%, 8/25/2039	28,541,970
32,695,487	Fannie Mae FA, 0.744%, 9/25/2038	32,485,624
28,714,643	Fannie Mae GS 3381 GS 3381 FC, 0.843%, 2/25/2037	28,766,430
	TOTAL	89,794,024
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $297,216,029)	297,710,528
	Government Agencies – 24.4%
	Federated Farm Credit Bank System Floating Rate Note – 0.5%;1
5,000,000	0.460%, 1/11/2010	4,999,871
	Federated Home Loan Bank System Discount Notes – 1.5%
7,500,000	11/18/2009	7,499,874

$7,000,000	1/11/2010	6,999,004
	TOTAL	14,498,878
	Federated Home Loan Bank Floating Rate Notes – 4.9%;1
30,000,000	0.394%, 2/10/2010	30,001,221
3,000,000	0.460%, 12/28/2009	3,001,633
15,000,000	0.790%, 3/11/2010	14,999,989
	TOTAL	48,002,843
	Federated Home Loan Bank Notes – 4.4%
5,000,000	1.050%, 3/02/2010	5,013,570
5,000,000	1.100%, 3/19/2010	5,016,682
29,480,000	4.875%, 5/14/2010	30,185,270
3,000,000	5.000%, 12/11/2009	3,016,478
	TOTAL	43,232,000
	Federal Home Loan Mortgage Corp. Discount Notes – 3.8%
10,000,000	1/25/2010	9,997,997
18,000,000	2/1/2010	17,995,718
10,000,000	3/16/2010	9,994,300
	TOTAL	37,988,015
	Federal Home Loan Mortgage Corp. Floating Rate Notes – 4.5%;1
15,000,000	0.184%, 7/12/2010	15,000,099
15,000,000	0.324%, 2/9/2010	15,000,536
15,000,000	0.480%, 1/8/2010	14,979,909
	TOTAL	44,980,544
	Federal National Mortgage Association Discount Notes – 4.0%
20,000,000	11/16/2009	19,999,710
20,000,000	1/14/2010	19,996,904
	TOTAL	39,996,614
	Federal National Mortgage Association Floating Rate Notes – 0.8%;1
8,000,000	0.410%, 12/30/2009	7,999,999
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $241,588,120)	241,698,764
	Mortgage-Backed Securities – 0.1%
	Federal National Mortgage Association – 0.1%
67,733	7.500%, 30 Year, 1/1/2032	74,381
536,275	7.500%, 30 Year, 8/1/2032	589,337
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $642,703)	663,718
	u.S. treasury – 1.1%
10,873,200	2.375%, 4/15/2011 (IDENTIFIED COST $11,245,531)	11,252,913
	Repurchase Agreements – 27.5%
32,283,000	Interest in $7,146,000,000 joint repurchase agreement 0.09%, dated 10/30/2009, under which BNP Paribas Securities Corp., will repurchase securities provided as collateral for $7,146,053,595 on 11/2/2009. The securities provided as collateral at the end of the period were a U.S. Treasury security and U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $7,299,823,189.	32,283,000
48,000,000	Interest in $4,350,000,000 joint repurchase agreement 0.08%, dated 10/30/2009, under which Bank of America N.A., will repurchase securities provided as collateral for $4,350,029,000 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/15/2039 and the market value of those underlying securities was $4,437,029,581.	48,000,000

$48,000,000	Interest in $4,000,000,000 joint repurchase agreement 0.08%, dated 10/30/2009, under which Citigroup Global Markets, Inc., will repurchase securities provided as collateral for $4,000,026,667 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/25/2046 and the market value of those underlying securities was $4,100,732,516.	48,000,000
48,000,000	Interest in $2,500,000,000 joint repurchase agreement 0.08%, dated 10/30/2009, under which Goldman Sachs & Co., will repurchase securities provided as collateral for $2,500,016,667 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2048 and the market value of those underlying securities was $2,550,017,000.	48,000,000
48,000,000	Interest in $2,000,000,000 joint repurchase agreement 0.08%, dated 10/30/2009, under which J.P. Morgan Securities, Inc., will repurchase securities provided as collateral for $2,000,013,333 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/16/2042 and the market value of those underlying securities was $2,050,695,409.	48,000,000
48,000,000	Interest in $1,990,000,000 joint repurchase agreement 0.08%, dated 10/30/2009, under which Morgan Stanley & Co., Inc., will repurchase securities provided as collateral for $1,990,013,267 on 11/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $2,040,089,676.	48,000,000
	TOTAL REPURCHASE AGREEMENTS (AT COST)	272,283,000
	TOTAL INVESTMENTS — 99.4% (IDENTIFIED COST $979,348,565)[2]	983,518,253
	OTHER ASSETS AND LIABILITIES - NET — 0.6%[3]	5,781,162
	TOTAL NET ASSETS — 100%	$989,299,415
1	Represents the current interest rate for the floating security.
2	At October 31, 2009, the cost of investments for federal tax purposes was $979,348,565. The net unrealized appreciation of investments for federal tax purposes was $4,169,688. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,260,711 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,091,023.
3	Assets, other than investments in securities, less liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$ —	$159,909,330	$ —	$159,909,330
Collateralized Mortgage Obligations	—	297,710,528	—	297,710,528
Government Agencies	—	241,698,764	—	241,698,764
Mortgage-Backed Securities	—	663,718	—	663,718
U.S. Treasury	—	11,252,913	—	11,252,913
Repurchase Agreements	—	272,283,000	—	272,283,000
TOTAL SECURITIES	$ —	$983,518,253	$ —	$983,518,253
  The following acronyms are used throughout this portfolio:
ARM	— Adjustable Rate Mortgage
REMIC	— Real Estate Mortgage Investment Conduit

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Institutional Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	December 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	December 22, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	December 22, 2009